Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 90.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	227,439	$2,328,976
PGIM Global Real Estate Fund (Class R6)	33,635	850,295
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,877	169,018
PGIM QMA Commodity Strategies Fund (Class R6)*	75,777	856,285
PGIM QMA International Developed Markets Index Fund (Class R6)	68,370	977,006
PGIM QMA Large-Cap Core Equity Fund (Class R6)	111,662	2,233,234
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	21,275	302,320
PGIM QMA US Broad Market Index Fund (Class R6)	64,383	1,220,059
PGIM TIPS Fund (Class R6)	359,787	3,806,542
PGIM Total Return Bond Fund (Class R6)	189,399	2,740,610

Total Long-Term Investments (cost $13,064,860)		15,484,345

Short-Term Investment 9.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,616,338)	1,616,338	1,616,338

TOTAL INVESTMENTS 100.2% (cost $14,681,198)(wd)		17,100,683
Liabilities in excess of other assets (0.2)%		(30,373)

Net Assets 100.0%		$17,070,310

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds